[Letterhead of Wachovia Corporation]
March 9, 2007
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Washington, D.C. 20549

Re:	Wachovia Corporation Definitive Proxy Materials
Ladies and Gentlemen:
     On behalf of Wachovia Corporation (the “Corporation”), accompanying this letter for filing please find (i) the definitive proxy statement and form of proxy (the “definitive proxy materials”) to be furnished by the Corporation to its stockholders in connection with the Corporation’s 2007 Annual Meeting of Stockholders scheduled for April 17, 2007, as required pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”); and (ii) the Schedule 14A cover page required pursuant to Rule 14a-6(m) under the Exchange Act.
     The Corporation intends to distribute the definitive proxy materials to its stockholders on or about March 9, 2007.
Sincerely,
Ross E. Jeffries, Jr.
Senior Vice President and
Deputy General Counsel